MERRILL LYNCH
                                                                   GLOBAL
                                                                   RESOURCES
                                                                   TRUST

                             STRATEGIC
                                      Performance

                                                                Quarterly Report
                                                                October 31, 1997

MERRILL LYNCH GLOBAL RESOURCES TRUST

DEAR SHAREHOLDER

The environment for investments in the natural resources sector was generally negative for the three-month period ended October 31, 1997. Investor sentiment initially was boosted by signs that both the US and UK economies were exhibiting strong growth. In addition, there were signs that economic activity was accelerating in Continental Europe and Latin America. However, this positive sentiment was eroded by the financial turmoil and currency devaluations in the Southeast Asian economies. Investors feared that this financial crisis would lead to slower global economic growth rates and reduced purchasing power in the region and would have strong negative implications for the demand outlook for many basic materials.

Commodity prices were mixed during the October quarter. The prices of industrial commodities, including base metals, steel and some paper products, were weak as a result of concerns about global economic activity. Share prices of companies in these sectors fell sharply as analysts downgraded earnings estimates because of reduced volume and pricing expectations. Gold prices, which stabilized in August and September in response to strong physical demand, fell sharply in October after the announcement that the Swiss National Bank may sell up to half of its gold reserves following a referendum in 1999. Share prices of gold mining companies fell in sympathy with the gold price. Conversely, energy prices remained relatively firm during the October quarter. Crude oil prices held steady as concerns of an increase in the supply of crude oil resulting from the resumption of Iraqi exports for humanitarian aid were offset by positive industry fundamentals and increased tension in the Middle East. Natural gas prices moved sharply higher in response to continued strong demand and low inventory levels. Energy-related stocks were the only group in our investment universe to post gains during the October quarter.

For the quarter ended October 31, 1997, total returns for the Trust's Class A, Class B, Class C and Class D Shares were -8.11%, -8.35%, -8.32% and -8.12%, respectively. (Trust results shown do not reflect sales charges, and would be lower if sales charges were included. For complete performance information, including average annual total returns, see pages 3-5 of this report to shareholders.)

The Trust's large exposure to the energy sector, with particular emphasis on exploration and production companies, contributed positively to returns during the October quarter. Share prices of energy-related companies rose during the three-month period as oil prices stabilized and natural gas prices moved sharply higher. The Trust's holdings in oil service companies showed particular strength, as investors remained confident that these companies would continue to post strong earnings gains. Exploration and production companies also rose sharply in response to stronger-than-expected oil and natural gas prices. Trust returns also benefited from two takeover/ merger proposals in the exploration and production sector. During the quarter, Louisiana Land and Exploration, a Trust holding, rose sharply after the company agreed to merge with Burlington Resources. Chauvco Resources, Ltd., also a Trust holding, moved higher in response to a merger proposal from Pioneer Natural Resources Co. In addition, the Trust's recent increased exposure to the refining and marketing sector enhanced returns as share prices of these companies rose in response to expanding refining margins and continued industry consolidation.

Trust returns were hurt by our significant exposure to the industrial side of our investment universe. Share prices of companies in this area fell sharply in response to concerns about the effect of currency turmoil in Southeast Asia on the outlook for global economic growth and thus on the demand for basic materials. Base metals shares were particularly weak as a result of the fact that much of the growth in consumption of base metals over the past decade has come from this region. Steel and chemical shares also

Merrill Lynch Global Resources Trust                            October 31, 1997

posted significant declines as forecasts of slower demand only added to investors' concerns about new capacity additions over the next couple of years. Currently, much of the weakness in demand for these basic materials from Asia is being offset by better-than-expected demand in North America and Europe. However, this will have to be monitored closely over the next few quarters to see what effect the Asian currency crisis will have on global economic activity.

Investment Activity

We made several significant industry allocation changes in the Trust during the October quarter. In response to our uncertainty about the near-term effects of the currency crisis in Southeast Asia on world economic growth, we reduced our exposure to the industrial side of our investment universe, including the base metals, chemical, steel and paper sectors. This was accomplished through partial sales of a number of companies and the elimination of our position in Alcan Aluminium, Ltd. These four sectors combined accounted for about 34% of net assets at the end of October as compared to about 42% of net assets at the end of July.

We used the proceeds of these sales to increase our exposure to the energy sector, which continued to benefit from positive industry supply/demand fundamentals. We established two new positions in the exploration and production area, including Baytex Energy Ltd., a Canadian-based company with strong production and cash flow growth potential, and The Houston Exploration Co., a US-based company with significant exposure and leverage to the US natural gas market. We also increased our exposure to the oil service group with the purchase of McDermott International, Inc., an attractively valued energy service company with significant restructuring potential, and TransCoastal Marine Services, Inc., a leading shallow water pipeline installation and testing company. Energy-related industries now account for about 44% of net assets as compared to only 35% of net assets at the end of July. Outside of the energy sector, we initiated a position in Greenstone Resources Ltd., a Canadian-based gold producer with significant low cost production growth potential at their properties in Latin America.

In Conclusion

There continues to be much uncertainty in the financial markets about the direction and rate of future economic activity. How the Asian financial crisis is going to affect growth in the rest of the world remains unclear. This uncertainty may put a damper on the near-term performance of economy-sensitive natural resource stocks. Meanwhile, we will focus the Trust's investments on companies that have strong organic growth prospects and/or companies that have significant cost-cutting and rationalization opportunities and therefore are not dependent on significantly higher commodity prices.

We thank you for your investment in Merrill Lynch Global Resources Trust, and we look forward to reviewing our outlook and strategy with you again in our upcoming semi-annual report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Peter A. Lehman

Peter A. Lehman
Vice President and Portfolio Manager

December 1, 1997

Merrill Lynch Global Resources Trust                            October 31, 1997

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

      Average Annual Total Return

                             % Return Without   % Return With
                               Sales Charge      Sales Charge**
   =============================================================================
   Class A Shares*
   =============================================================================
   Year Ended 9/30/97            +17.16%          +11.00%
   -----------------------------------------------------------------------------
   Five Years Ended 9/30/97      + 9.41           + 8.24
   -----------------------------------------------------------------------------
   Inception (10/24/88)
   through 9/30/97               + 8.51           + 7.85
   -----------------------------------------------------------------------------
  * Maximum sales charge is 5.25%.
 ** Assuming maximum sales charge.

                                     % Return         % Return
                                   Without CDSC      With CDSC**
   =============================================================================
   Class B Shares*
   =============================================================================
   Year Ended 9/30/97                 +15.95%          +11.95%
   -----------------------------------------------------------------------------
   Five Years Ended 9/30/97           + 8.30           + 8.30
   -----------------------------------------------------------------------------
   Ten Years Ended 9/30/97            + 3.01           + 3.01
   -----------------------------------------------------------------------------
  * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
 ** Assuming payment of applicable contingent deferred sales charge.

   =============================================================================
                                % Return         % Return
                              Without CDSC      With CDSC**
   =============================================================================
   Class C Shares*
   =============================================================================
   Year Ended 9/30/97            +15.97%          +14.97%
   -----------------------------------------------------------------------------
   Inception (10/21/94)
   through 9/30/97               + 9.14           + 9.14
   -----------------------------------------------------------------------------
  * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
 ** Assuming payment of applicable contingent deferred sales charge.

   =============================================================================
                                 % Return Without   % Return With
                                   Sales Charge      Sales Charge**
   =============================================================================
   Class D Shares*
   =============================================================================
   Year Ended 9/30/97                 +16.87%          +10.73%
   -----------------------------------------------------------------------------
   Inception (10/21/94)
   through 9/30/97                    +10.03           + 8.03
   -----------------------------------------------------------------------------
  * Maximum sales charge is 5.25%.
 ** Assuming maximum sales charge.

Merrill Lynch Global Resources Trust                            October 31, 1997

Performance Summary -- Class A Shares

                            Net Asset Value       Capital Gains
   Period Covered        Beginning      Ending     Distributed     Dividends Paid*      % Change**
================================================================================================
   10/24/88 -- 12/31/88  $12.50         $12.00        $0.049           $0.139           -  2.48%
------------------------------------------------------------------------------------------------
   1989                   12.00          14.89          --              0.378           + 27.39
------------------------------------------------------------------------------------------------
   1990                   14.89          14.36         0.039            0.415           -  0.68
------------------------------------------------------------------------------------------------
   1991                   14.36          13.94         0.786            0.471           +  5.91
------------------------------------------------------------------------------------------------
   1992                   13.94          12.89          --              0.238           -  5.87
------------------------------------------------------------------------------------------------
   1993                   12.89          15.19          --              0.138           + 19.01
------------------------------------------------------------------------------------------------
   1994                   15.19          15.14          --              0.242           +  1.20
------------------------------------------------------------------------------------------------
   1995                   15.14          16.51          --              0.149           + 10.03
------------------------------------------------------------------------------------------------
   1996                   16.51          18.53         0.189            0.230           + 14.88
------------------------------------------------------------------------------------------------
   1/1/97 -- 10/31/97     18.53          16.70         1.623            0.097           -  1.31
------------------------------------------------------------------------------------------------
                                                Total $2.686     Total $2.497
================================================================================================
                                                Cumulative total return as of 10/31/97: + 84.83%**
================================================================================================

  * Figures may include short-term capital gains distributions.
 ** Figures do not include sales charge; results would be lower if sales charge was included.

Performance Summary -- Class B Shares

                            Net Asset Value       Capital Gains
   Period Covered        Beginning      Ending     Distributed     Dividends Paid*     % Change**
===============================================================================================
   8/2/85 -- 12/31/85   $10.00         $ 9.99          --               --             -  0.10%
-----------------------------------------------------------------------------------------------
   1986                   9.99          12.75        $0.280           $0.110           + 32.37
-----------------------------------------------------------------------------------------------
   1987                  12.75          13.61         1.978            0.181           + 21.22
-----------------------------------------------------------------------------------------------
   1988                  13.61          12.00         0.340            0.206           -  7.86
-----------------------------------------------------------------------------------------------
   1989                  12.00          14.89          --              0.230           + 26.09
-----------------------------------------------------------------------------------------------
   1990                  14.89          14.37         0.039            0.245           -  1.70
-----------------------------------------------------------------------------------------------
   1991                  14.37          13.96         0.786            0.305           +  4.79
-----------------------------------------------------------------------------------------------
   1992                  13.96          12.92          --              0.090           -  6.82
-----------------------------------------------------------------------------------------------
   1993                  12.92          15.17          --              0.049           + 17.83
-----------------------------------------------------------------------------------------------
   1994                  15.17          15.16          --              0.035           +  0.15
-----------------------------------------------------------------------------------------------
   1995                  15.16          16.51          --              0.002           +  8.92
-----------------------------------------------------------------------------------------------
   1996                  16.51          18.55         0.189            0.018           + 13.65
-----------------------------------------------------------------------------------------------
   1/1/97 -- 10/31/97    18.55          16.65         1.623             --             -  2.18
-----------------------------------------------------------------------------------------------
                                               Total $5.235     Total $1.471
===============================================================================================
                                               Cumulative total return as of 10/31/97: +155.42%**
===============================================================================================

  * Figures may include short-term capital gains distributions.
 ** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Merrill Lynch Global Resources Trust                            October 31, 1997

PERFORMANCE DATA (concluded)

Performance Summary -- Class C Shares

                            Net Asset Value       Capital Gains
   Period Covered        Beginning      Ending     Distributed     Dividends Paid*      % Change**
================================================================================================
   10/21/94 -- 12/31/94  $15.93         $15.10          --             $0.052           -  4.88%
------------------------------------------------------------------------------------------------
   1995                   15.10          16.44          --               --             +  8.87
------------------------------------------------------------------------------------------------
   1996                   16.44          18.39         $0.189           0.086           + 13.60
------------------------------------------------------------------------------------------------
   1/1/97 -- 10/31/97     18.39          16.51          1.623            --             -  2.09
------------------------------------------------------------------------------------------------
                                                 Total $1.812    Total $0.138
================================================================================================
                                                Cumulative total return as of 10/31/97: + 15.19%**
================================================================================================

  * Figures may include short-term capital gains distributions.
 ** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance Summary -- Class D Shares

                            Net Asset Value       Capital Gains
   Period Covered        Beginning      Ending     Distributed     Dividends Paid*      % Change**
================================================================================================
   10/21/94 -- 12/31/94  $15.96         $15.14         --              $0.068           -  4.71%
------------------------------------------------------------------------------------------------
   1995                   15.14          16.49         --               0.131           +  9.78
------------------------------------------------------------------------------------------------
   1996                   16.49          18.50        $0.189            0.186           + 14.56
------------------------------------------------------------------------------------------------
   1/1/97 -- 10/31/97     18.50          16.68         1.623            0.045           -  1.52
------------------------------------------------------------------------------------------------
                                                Total $1.812     Total $0.430
================================================================================================
                                                Cumulative total return as of 10/31/97: + 18.03%**
================================================================================================

  * Figures may include short-term capital gains distributions.
 ** Figures do not include sales charge; results would be lower if sales charge was included.

Recent Performance Results*

                                                                                                12 Month     3 Month
                                                              10/31/97    7/31/97    10/31/96   % Change     % Change
=====================================================================================================================
ML Global Resources Trust Class A Shares                       $16.70     $19.90      $18.08    +1.71%(1)    -8.55%(2)
---------------------------------------------------------------------------------------------------------------------
ML Global Resources Trust Class B Shares                       16.65      19.80       18.13     +1.14(1)     -8.35(2)
---------------------------------------------------------------------------------------------------------------------
ML Global Resources Trust Class C Shares                       16.51      19.64       17.98     +1.21(1)     -8.32(2)
---------------------------------------------------------------------------------------------------------------------
ML Global Resources Trust Class D Shares                       16.68      19.83       18.06     +1.71(1)     -8.33(2)
---------------------------------------------------------------------------------------------------------------------
ML Global Resources Trust Class A Shares -- Total Return                                        +2.21(3)     -8.11(4)
---------------------------------------------------------------------------------------------------------------------
ML Global Resources Trust Class B Shares -- Total Return                                        +1.14(1)     -8.35(2)
---------------------------------------------------------------------------------------------------------------------
ML Global Resources Trust Class C Shares -- Total Return                                        +1.21(1)     -8.32(2)
---------------------------------------------------------------------------------------------------------------------
ML Global Resources Trust Class D Shares -- Total Return                                        +1.94(5)     -8.12(6)
=====================================================================================================================

  * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $1.812 per share capital gains distributions.
(2) Percent change includes reinvestment of $1.623 per share capital gains distributions.
(3) Percent change includes reinvestment of $0.097 per share ordinary income dividends and $1.812 per share capital gains distributions.
(4) Percent change includes reinvestment of $0.097 per share ordinary income dividends and $1.623 per share capital gains distributions.
(5) Percent change includes reinvestment of $0.045 per share ordinary income dividends and $1.812 per share capital gains distributions.
(6) Percent change includes reinvestment of $0.045 per share ordinary income dividends and $1.623 per share capital gains distributions.

Merrill Lynch Global Resources Trust                            October 31, 1997

SCHEDULE OF INVESTMENTS

                                                                                                                       Percent of
Industries                   Shares Held            Common Stocks                                Cost          Value   Net Assets
=================================================================================================================================
Aluminum                          47,000  Alumax, Inc.                                     $   1,623,963  $   1,527,500     0.9%
                                  15,000  Aluminum Company of America                            787,658      1,095,000     0.6
                                  29,000  Pechiney, S.A. (A Shares)                            1,154,457      1,193,200     0.7
                                                                                           -------------  -------------   -----
                                                                                               3,566,078      3,815,700     2.2
=================================================================================================================================
Chemicals                         14,000  Air Products and Chemicals, Inc.                       630,826      1,064,000     0.6
                                  26,400  BASF AG                                                633,146        897,855     0.5
                                  11,000  Dow Chemical Co.                                       758,002        998,250     0.6
                                  35,200  duPont (E.I.) de Nemours & Co.                       1,209,065      2,002,000     1.2
                                                                                           -------------  -------------   -----
                                                                                               3,231,039      4,962,105     2.9
=================================================================================================================================
Diamonds                          80,000  Aber Resources Ltd.                                  1,310,472        945,553     0.6
                                 120,000  SouthernEra Resources Ltd.                             746,222      1,256,478     0.7
                                                                                           -------------  -------------   -----
                                                                                               2,056,694      2,202,031     1.3
=================================================================================================================================
Diversified Companies            102,000  Asahi Glass Co., Ltd.                                1,223,974        687,297     0.4
                                  27,000  Ashland Inc.                                         1,144,672      1,287,563     0.8
                                  26,500  Coastal Corp.                                          674,667      1,593,313     0.9
                                  51,000  Cyprus Amax Minerals Co.                             1,240,260      1,067,812     0.6
                                  46,300  Norcen Energy Resources Ltd.                           596,432      1,043,533     0.6
                                 378,000  North Ltd.                                           1,419,525        993,616     0.6
                                 273,000  RGC Ltd.                                             1,101,112        558,420     0.3
                                                                                           -------------  -------------   -----
                                                                                               7,400,642      7,231,554     4.2
=================================================================================================================================
Gold                           1,004,000  Acacia Resources Ltd.                                1,744,821      1,005,247     0.6
                                 188,600  Amax Gold, Inc.                                      1,114,318        931,212     0.5
                                  94,500  Ashanti Goldfields Co. Ltd. (GDR)**                  2,346,106        911,925     0.5
                                 122,500  Cambior Inc.                                         1,625,848        956,556     0.6
                                 122,000  Casmyn Corp.                                         1,122,818        594,750     0.3
                               1,063,900  Delta Gold N.L                                       1,905,895        900,187     0.5
                                 163,200  Driefontein Consolidated Ltd.                        2,534,252      1,165,472     0.7
                                  34,000  Freeport-McMoRan Copper & Gold Inc. (Class B)        1,171,540        811,750     0.5
                                  92,000  Getchell Gold Corp.                                  3,713,827      3,312,000     1.9
                                 905,000  Great Central Mines N.L                              2,600,570      1,052,891     0.6
                                  50,000  Greenstone Resources Ltd.                              490,332        408,178     0.2
                                 373,800  Miramar Mining Corp.                                 1,900,432      1,061,404     0.6
                                  74,222  Newmont Mining Corp.                                 2,736,348      2,597,770     1.5
                                 920,000  Normandy Mining Ltd.                                 1,040,108      1,005,473     0.6
                                 211,000  Placer Dome Inc.                                     4,483,800      3,270,500     1.9
                                 131,500  Prime Resources Group, Inc.                          1,286,428        877,476     0.5
                               1,097,000  Resolute Ltd.                                        2,284,526        891,066     0.5
                                 122,000  Sutton Resources Ltd.                                1,097,904        874,707     0.5
                                 158,000  TVX Gold Inc.                                        1,272,815        671,500     0.4
                                 553,331  William Resources Inc.                               1,036,838        373,156     0.2
                                                                                           -------------  -------------   -----
                                                                                              37,509,526     23,673,220    13.6
=================================================================================================================================
Integrated Oil                    39,000  Amerada Hess Corp.                                   2,102,507      2,396,062     1.4
Companies -- Domestic             20,000  Amoco Corp.                                          1,118,700      1,833,750     1.0
                                                                                           -------------  -------------   -----
                                                                                               3,221,207      4,229,812     2.4
=================================================================================================================================

Merrill Lynch Global Resources Trust                            October 31, 1997

                                                                                                                       Percent of
Industries                   Shares Held            Common Stocks                                Cost          Value   Net Assets
=================================================================================================================================
Integrated Oil                   384,000  British Petroleum Co., PLC                       $   1,554,500  $   5,643,178     3.2%
Companies -- International        61,300  Ente Nazionale Idrocarburi S.p.A. (ENI) (ADR)*       2,865,775      3,455,787     2.0
                                   8,800  OMV AG                                                 933,582      1,253,509     0.7
                                 149,800  Petro-Canada                                         1,635,043      3,042,812     1.8
                                  43,100  Societe Nationale Elf Aquitaine (ADR)*               1,586,637      2,661,425     1.5
                                  37,000  Total, S.A. (Class B)                                2,275,324      4,107,546     2.4
                                  47,000  Yacimientos Petroliferos Fiscales S.A. (YPF) (ADR    1,152,205      1,504,000     0.9
                                                                                           -------------  -------------   -----
                                                                                              12,003,066     21,668,257    12.5
=================================================================================================================================
Metals & Mining                   31,100  ASARCO Inc.                                            923,026        851,362     0.5
                               1,558,000  Centaur Mining & Exploration Ltd.                    2,347,920        768,982     0.4
                                  82,100  Falconbridge Ltd.                                    1,822,697      1,253,035     0.7
                                  38,800  Inco Ltd.                                            1,284,094        800,250     0.5
                                 316,800  Industrias Penoles, S.A. de C.V                      1,391,890      1,255,495     0.7
                               2,470,000  M.I.M. Holdings Ltd.                                 5,396,407      2,176,996     1.3
                                 184,159  Minsur S.A                                             597,621        496,991     0.3
                                 391,000  Mitsubishi Materials Corp.                           1,955,466      1,105,898     0.6
                                  73,400  Noranda Inc.                                         1,355,782      1,292,198     0.7
                                  79,300  Outokumpu OYJ                                        1,460,162      1,182,207     0.7
                                  53,100  P.T. Tambag Timah (GDR)**                              661,263        637,200     0.4
                                 269,500  Pasminco Ltd.                                          425,920        334,443     0.2
                                  14,300  Phelps Dodge Corp.                                     834,065      1,063,562     0.6
                                 615,000  QNI Ltd.                                             1,099,212        542,046     0.3
                                  32,000  Rio Algom Ltd.                                         619,108        606,517     0.3
                                 186,100  Rio Tinto PLC (The)                                  2,441,443      2,397,706     1.4
                               1,717,000  Savage Resources Ltd.                                1,306,929        992,738     0.6
                                 222,000  Savage Resources Ltd. (Warrants) (a)                    29,591         12,523     0.0
                                 220,000  Sumitomo Metal Mining Co. Ltd.                       1,830,947      1,110,889     0.6
                                  62,000  Trelleborg 'B' Fria                                    842,932        820,402     0.5
                                 643,400  WMC Ltd.                                             3,807,237      2,290,990     1.3
                                 233,000  Westmin Resources, Inc.                              1,221,705        827,004     0.5
                                                                                           -------------  -------------   -----
                                                                                              33,655,417     22,819,434    13.1
=================================================================================================================================
Oil & Gas Producers               84,000  Apache Corp.                                         2,237,728      3,528,000     2.0
                                  63,600  Baytex Energy Ltd.                                     896,611        857,812     0.5
                                  71,000  Benton Oil & Gas Co.                                 1,082,750      1,428,875     0.8
                                  21,198  Burlington Resources, Inc.+                            526,291      1,037,353     0.6
                                 132,000  Chauvco Resources, Ltd.                              1,440,033      2,857,954     1.6
                                  54,900  Chieftain International Inc. 1,232,560               1,345,050                    0.8
                                 183,200  Enserch Exploration Inc.                             1,779,675      1,648,800     1.0
                                 180,400  Enterprise Oil PLC                                   1,216,220      2,015,576     1.2
                                 388,400  Gulf Canada Resources Ltd.                           2,908,508      3,252,850     1.9
                                  33,000  Houston Exploration Co. (The)                          755,287        800,250     0.5
                                  71,600  Mitchell Energy & Development Corp. (Class B)        1,388,741      1,790,000     1.0
                                 124,500  Northrock Resources Ltd.                             1,001,587      2,121,105     1.2
                                  78,500  Oryx Energy Co.                                      1,315,405      2,163,656     1.2
                                  41,000  Pancanadian Petroleum Ltd.                             777,815        660,680     0.4
                                 301,000  Ranger Oil Ltd.                                      1,992,730      2,596,125     1.5
                                  61,300  Sonat, Inc.                                          2,354,420      2,815,969     1.6
                                                                                           -------------  -------------   -----
                                                                                              22,906,361     30,920,055    17.8
=================================================================================================================================

Merrill Lynch Global Resources Trust                            October 31, 1997

                                                                                                                       Percent of
Industries                   Shares Held            Common Stocks                                Cost          Value   Net Assets
=================================================================================================================================
Oil Services                      49,200  Coflexip Stena Offshore, Inc. (ADR)*             $   1,040,458  $   2,656,800     1.5%
                                  42,000  McDermott International, Inc.                        1,586,597      1,525,125     0.9
                                  39,600  Petroleum Geo-Services ASA (ADR)*                    1,157,072      2,742,300     1.6
                                  25,000  Schlumberger Ltd.                                      715,668      2,187,500     1.3
                                  44,400  Smedvig ASA (ADR)*                                     943,500      1,282,050     0.7
                                  65,300  TransCoastal Marine Services, Inc.                   1,242,435      1,583,525     0.9
                                  46,800  Transocean Offshore Inc.                             1,458,113      2,527,200     1.5
                                                                                           -------------  -------------   -----
                                                                                               8,143,843     14,504,500     8.4
=================================================================================================================================
Paper & Pulp                      45,666  Aracruz Celulose S.A. (ADR)*                           365,755        684,990     0.4
                                 171,200  Avenor Inc.                                          3,259,604      2,807,354     1.6
                                  23,000  Champion International Corp.                         1,196,585      1,269,312     0.7
                                  48,700  Empresa Nacional de Celulosas S.A. (ENCE)              705,111        725,890     0.4
                                  22,000  Fort James Corp.                                       663,725        873,125     0.5
                                  15,900  Georgia-Pacific Corp.                                  976,504      1,348,519     0.8
                                  24,400  International Paper Co.                                929,082      1,098,000     0.6
                                 151,300  Metsa Serla OY 'B'                                   1,221,295      1,332,846     0.8
                                  37,500  Mo Och Domsjo AB Co.                                   923,972      1,017,483     0.6
                                 261,496  Slocan Forest Products Ltd.                          2,342,662      1,911,982     1.1
                                  63,500  Stone Container Corp.                                  785,423        765,969     0.5
                                  48,000  Weyerhaeuser Co.                                     2,029,450      2,292,000     1.3
                                  48,000  Willamette Industries, Inc.                            901,333      1,587,000     0.9
                                                                                           -------------  -------------   -----
                                                                                              16,300,501     17,714,470    10.2
=================================================================================================================================
Petroleum Refining                71,000  Sun Company, Inc.                                    1,912,425      2,844,437     1.6
                                  29,300  Ultramar Diamond Shamrock Corp.                        698,163        904,637     0.6
                                                                                           -------------  -------------   -----
                                                                                               2,610,588      3,749,074     2.2
=================================================================================================================================
Plantations                      717,000  Golden Hope Plantations BHD                          1,325,785        934,565     0.5
                                 578,000  Kuala Lumpur Kepong BHD                                790,865      1,382,362     0.8
                                                                                           -------------  -------------   -----
                                                                                               2,116,650      2,316,927     1.3
=================================================================================================================================
Steel                            566,000  British Steel PLC                                    1,492,794      1,500,244     0.8
                                  25,200  Koninklijke Nederlandsche Hoogovens en
                                          Staalfabrienken N.V.                                 1,107,517      1,155,963     0.7
                                 671,000  Nippon Steel Corp.                                   2,290,933      1,384,311     0.8
                                 870,000  Sumitomo Metal Industries, Ltd.                      2,743,470      1,744,198     1.0
                                                                                           -------------  -------------   -----
                                                                                               7,634,714      5,784,716     3.3
=================================================================================================================================
Wood Products                     61,500  Louisiana-Pacific Corp.                              1,956,796      1,291,500     0.8
                                 146,100  Riverside Forest Products Ltd.                       2,401,223      1,451,977     0.8
                                                                                           -------------  -------------   -----
                                                                                               4,358,019      2,743,477     1.6
=================================================================================================================================
                                          Total Common Stocks                                166,714,345    168,335,332    97.0
=================================================================================================================================

Merrill Lynch Global Resources Trust                            October 31, 1997

SCHEDULE OF INVESTMENTS (concluded)

                                Face                                                                                   Percent of
                               Amount            Short-Term Securities                           Cost          Value   Net Assets
=================================================================================================================================
Repurchase                  $  6,367,000  UBS Securities, purchased on 10/31/97 to
Agreements***                             yield 5.69% to 11/03/97                          $   6,367,000  $   6,367,000     3.7%
=================================================================================================================================
                                          Total Short-Term Securities                          6,367,000      6,367,000     3.7
=================================================================================================================================
Total Investments                                                                          $ 173,081,345    174,702,332   100.7
                                                                                           =============
Liabilities in Excess of Other Assets                                                                        (1,271,695)   (0.7)
                                                                                                          -------------   -----
Net Assets                                                                                                $ 173,430,637   100.0%
                                                                                                          =============   =====
=================================================================================================================================
Net Asset              Class A -- Based on net assets of $15,098,216 and 904,063 shares
Value:                            of beneficial interest outstanding                                      $       16.70
                                                                                                          =============
                       Class B -- Based on net assets of $62,855,900 and 3,774,223 shares
                                  of beneficial interest outstanding                                      $       16.65
                                                                                                          =============
                       Class C -- Based on net assets of $2,618,398 and 158,637 shares
                                  of beneficial interest outstanding                                      $       16.51
                                                                                                          =============
                       Class D -- Based on net assets of $92,858,123 and 5,567,454 shares
                                  of beneficial interest outstanding                                      $       16.68
                                                                                                          =============
=================================================================================================================================

   * American Depositary Receipts (ADR).
  ** Global Depositary Receipts (GDR).
 *** Repurchase Agreements are fully collateralized by US Government &
     Agency Obligations.
   + During the October quarter, Louisiana Land and Exploration Co. merged with
     Burlington Resources, Inc.
 (a) Warrants entitle the Trust to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

Merrill Lynch Global Resources Trust                            October 31, 1997

PORTFOLIO INFORMATION

For the Quarter Ended October 31, 1997

                                          Percent of
Ten Largest Equity Holdings               Net Assets

British Petroleum Co., PLC...............     3.2%
Total, S.A. (Class B)....................     2.4
Apache Corp..............................     2.0
Ente Nazionale Idrocarburi S.p.A.
   (ENI) (ADR)...........................     2.0
Getchell Gold Corp.......................     1.9
Placer Dome Inc..........................     1.9
Gulf Canada Resources Ltd................     1.9
Petro-Canada.............................     1.8
Chauvco Resources, Ltd...................     1.6
Sun Company, Inc.........................     1.6

Additions

Baytex Energy Ltd.
Fort James Corp.
Greenstone Resources Ltd.
Houston Exploration Co. (The)
McDermott International, Inc.
Transcoastal Marine Services, Inc.
Ultramar Diamond Shamrock Corp.

Deletions

Alcan Aluminium, Ltd.
James River Corp.
Total Petroleum (North America), Ltd.

Merrill Lynch Global Resources Trust                            October 31, 1997

OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
M. Colyer Crum, Trustee
Edward H. Meyer, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Peter A. Lehman, Vice President and
   Portfolio Manager
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Global Resources Trust
Box 9011
Princeton, NJ
08543-9011                                                       #10303 -- 10/97

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